Financial instruments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) [1]	Mar. 31, 2017 INR (₨)
Assets:
Cash and cash equivalents		₨ 2,638	$ 41	₨ 3,866
Derivative financial instruments		103	2	262
Liabilities:
Trade and other payables		16,052	247	13,417
Derivative financial instruments		85	1	10
Long-term borrowings		25,152		5,559
Short-term borrowings		25,466	391	43,539
Bank overdraft		96	$ 1	87
Derivatives [member]
Assets:
Cash and cash equivalents		0		0
Other investments		0		0
Trade and other receivables		0		0
Derivative financial instruments		103		262
Other assets	[2]	0		0
Total		103		262
Liabilities:
Trade and other payables		0		0
Derivative financial instruments		85		10
Long-term borrowings		0		0
Short-term borrowings		0		0
Bank overdraft		0		0
Other liabilities and provisions	[3]	0		0
Total		85		10
Total carrying value [Member]
Assets:
Cash and cash equivalents		2,638		3,866
Other investments		20,879		19,507
Trade and other receivables		40,786		38,271
Derivative financial instruments		103		262
Other assets	[2]	2,273		1,916
Total		66,679		63,822
Liabilities:
Trade and other payables		16,052		13,417
Derivative financial instruments		85		10
Long-term borrowings		25,152		5,571
Short-term borrowings		25,466		43,539
Bank overdraft		96		87
Other liabilities and provisions	[3]	20,712		20,391	[4]
Total		87,563		83,015
Total fair value [Member]
Assets:
Cash and cash equivalents		2,638		3,866
Other investments		20,879		19,507
Trade and other receivables		40,786		38,271
Derivative financial instruments		103		262
Other assets	[2]	2,273		1,916
Total		66,679		63,822
Liabilities:
Trade and other payables		16,052		13,417
Derivative financial instruments		85		10
Long-term borrowings		25,152		5,571
Short-term borrowings		25,466		43,539
Bank overdraft		96		87
Other liabilities and provisions	[3]	20,712		20,391	[4]
Total		87,563		83,015
Other financial liabilities [member]
Assets:
Cash and cash equivalents		0		0
Other investments		0		0
Trade and other receivables		0		0
Derivative financial instruments		0		0
Other assets	[2]	0		0
Total		0		0
Liabilities:
Trade and other payables		16,052		13,417
Derivative financial instruments		0		0
Long-term borrowings		25,152		5,571
Short-term borrowings		25,466		43,539
Bank overdraft		96		87
Other liabilities and provisions	[3]	20,712		20,391	[4]
Total		87,478		83,005
Loans and receivables [member]
Assets:
Cash and cash equivalents		2,638		3,866
Other investments		41		3,403
Trade and other receivables		40,786		38,271
Derivative financial instruments		0		0
Other assets	[2]	2,273		1,916
Total		45,738		47,456
Liabilities:
Trade and other payables		0		0
Derivative financial instruments		0		0
Long-term borrowings		0		0
Short-term borrowings		0		0
Bank overdraft		0		0
Other liabilities and provisions	[3]	0		0	[4]
Total		0		0
Available for sale [member]
Assets:
Cash and cash equivalents		0		0
Other investments		15,973		16,104
Trade and other receivables		0		0
Derivative financial instruments		0		0
Other assets	[2]	0		0
Total		15,973		16,104
Liabilities:
Trade and other payables		0		0
Derivative financial instruments		0		0
Long-term borrowings		0		0
Short-term borrowings		0		0
Bank overdraft		0		0
Other liabilities and provisions	[3]	0		0	[4]
Total		0		₨ 0
Held-to-maturity [member]
Assets:
Cash and cash equivalents	[4]	0
Other investments	[4]	4,865
Trade and other receivables		0
Derivative financial instruments	[5]	0
Other assets	[2],[4]	0
Total	[4]	4,865
Liabilities:
Trade and other payables	[5]	0
Derivative financial instruments	[5]	0
Long-term borrowings	[6]	0
Short-term borrowings	[4]	0
Bank overdraft	[4]	0
Other liabilities and provisions	[3],[4]	0
Total	[4]	₨ 0

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))
[2]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.13,058 and Rs.11,037 as of March 31, 2018 and 2017, respectively, are not included.
[3]	Other liabilities that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.9,321 and Rs.10,087 as of March 31, 2018 and 2017, respectively, are not included.
[4]	Interest accrued but not due on held-to-maturity investments is included in other current assets.
[5]	Interest accrued but not due on bonds, commercial paper and term deposits with banks is included in other current assets.
[6]	Interest accrued but not due on bonds, commercial paper and term deposits with banks is included in other current assets.